SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Share Capital (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 09, 2022 USD ($) $ / shares shares	Dec. 31, 2022 Y Vote $ / shares shares	Nov. 03, 2022 $ / shares shares	Nov. 02, 2022 shares	Sep. 30, 2022 $ / shares	Aug. 02, 2022 $ / shares	Aug. 01, 2022 shares	Apr. 22, 2022 shares	Apr. 12, 2022 $ / shares shares	Apr. 11, 2022 shares	Dec. 31, 2021 $ / shares shares
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized		500,000,000,000									500,000,000,000
Ordinary shares, par value | $ / shares		$ 0									$ 0
Number of vote for each ordinary share | Vote		1
Issuance of ADS and Pre-Funded Warrants, net (in shares)		14,877,332
Threshold period for not to enter in to an agreement for variable rate transaction from the date of closing of the Offering	180 days
Threshold period for not to issue or proposed issuance of any ADSs or ordinary shares	90 days
Public offering
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	11,050,000,000
Public offering | Pre-Funded Warrants
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Warrants, number of securities called by warrants (in shares)	5,750,000,000
ADS
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Number of ordinary shares for each ADS							5,000
Warrants, number of securities called by warrants (in shares)								1.0
Warrants, exercise price of warrants (in dollars per share) | $ / shares					$ 0.00	$ 0.00
ADS | Public offering
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Purchase price | $ / shares	$ 5.00
ADS | Public offering | Pre-Funded Warrants
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Purchase price | $ / shares	$ 4.9999
Warrants, number of securities called by warrants (in shares)	1,150,000
Gross proceeds from offering | $	$ 16.8
Net proceeds from offering | $	$ 14.9
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 5.00
Quoin
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized			500,000,000,000	50,000,000,000					50,000,000,000	12,500,000,000
Ordinary shares, par value | $ / shares			$ 0						$ 0
Number of years of income that limits distribution | Y		2
Maximum period between date of financial statements and distribution date		6 months
Quoin | ADS
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Number of ordinary shares for each ADS		5,000
Quoin | ADS | Public offering
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	2,210,000